18. Employee Benefits and Private Pension Plan (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits And Private Pension Plan Details 1
Provision for post-employment benefits, opening	R$ 144,751	R$ 126,595
Current service cost	7,664	3,636
Interest cost	15,754	14,538
Actuarial (gains) losses from changes in actuarial assumptions	36,120	11,818
Benefits paid directly by Company and its subsidiaries	(11,368)	(10,971)
Opening balance CBL S.A. (see Note 3.c)	44,478	0
Exchange rate from foreign subsidiaries	124	(865)
Provision for post-employment benefits, ending	R$ 237,523	R$ 144,751